           As filed with the Securities and Exchange Commission on June 26, 2001

                                                      1933 Act File No. 333-7008
                                                      1940 Act File No. 811-8227

______________________________________________________________________________


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             -----------------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                      POST-EFFECTIVE AMENDMENT NO. 20 [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                             AMENDMENT NO. 26 [X]

                         DEUTSCHE INVESTORS FUNDS, INC.
                     (formerly Flag Investors Funds, Inc.)

               (Exact Name of Registrant as Specified in Charter)

                      One South Street Baltimore, MD 21202
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 638-2596

                               Edward J. Veilleux
                      One South Street Baltimore, MD 21202

                    (Name and Address of Agent for Service)

          Copy to: Richard W. Grant, Esq. Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


It is proposed that this filing will become effective (check appropriate box)

___ immediately upon filing pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
 X  75 days after filing pursuant to paragraph (a)(2)
___
___ on __________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 17 under the Securities Act of 1933, as amended, and Amendment No. 23 under the Investment Company Act of 1940, as filed with the Commission on April 12, 2001.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DEUTSCHE INVESTORS FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, in the State of Maryland, on the 26th day of June, 2001.

                              Deutsche Investors Funds, Inc.

                              By: /s/ Richard T. Hale*
                                  --------------------
                                  Richard T. Hale
                                  President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                           TITLE

By: /s/ Truman T. Semans*      Chairman and          June 26, 2001
    ------------------------   Director              -------------
    Truman T. Semans                                 Date

/s/ Richard T. Burt*           Director              June 26, 2001
----------------------------                         -------------
Richard R. Burt                                      Date

/s/ Carl W. Vogt, Esq.*        Director              June 26, 2001
----------------------------                         -------------
Carl W. Vogt                                         Date

/s/ Joseph R. Hardiman*        Director              June 26, 2001
----------------------------                         -------------
Joseph R. Hardiman                                   Date

/s/ Louis E. Levy*             Director              June 26, 2001
----------------------------                         -------------
Louis E. Levy                                        Date

/s/ Eugene J. McDonald*        Director              June 26, 2001
----------------------------                         -------------
Eugene J. McDonald                                   Date

/s/ Rebecca W. Rimel*          Director              June 26, 2001
----------------------------                         -------------
Rebecca W. Rimel                                     Date

/s/ Robert H. Wadsworth*       Director              June 26, 2001
----------------------------                         -------------
Robert H. Wadsworth                                  Date

/s/ Charles A. Rizzo*          Chief Financial and   June 26, 2001
----------------------------   Accounting Officer    -------------
Charles A. Rizzo                                     Date

*By: /s/ Daniel O. Hirsch      Attorney-in-Fact      June 26, 2001
     -----------------------                         -------------
     Daniel O. Hirsch                                Date


*  By Power of Attorney -
   Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on December 29, 2000. (File Nos. 333-7008 and 811-8227).